Long-Term Debt (Narrative) (Details)	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Canada [Member] Revolving Credit Facility [Member] USD ($) item	Dec. 31, 2012 Canada [Member] Revolving Credit Facility [Member] CAD item	Dec. 31, 2012 Canada [Member] Shelf Prospectus [Member] USD ($)	Dec. 31, 2012 Canada [Member] Shelf Prospectus [Member] CAD	Nov. 30, 2012 United States [Member] USD ($)	Dec. 31, 2012 United States [Member] Revolving Credit Facility [Member] USD ($) item	Dec. 31, 2012 United States [Member] Shelf Prospectus [Member] USD ($)	Nov. 30, 2012 United States [Member] $600 Million U.S. Senior Unsecured Notes [Member] USD ($)	Nov. 30, 2012 United States [Member] US$400 Million U.S. Senior Unsecured Notes [Member] USD ($)	Nov. 30, 2012 United States [Member] US$500 Million 6.30 Percent Notes [Member] USD ($)	Dec. 31, 2012 United States [Member] US 5.8 Percent Notes Issued By Encana Holdings Finance Corp. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding				$ 0
Standby Fees	15,000,000	5,000,000	5,000,000
Line of Credit Facility, Maximum Borrowing Capacity					4,000,000,000	4,000,000,000				1,000,000,000
Line of Credit Facility, Remaining Borrowing Capacity	5,000,000,000				4,000,000,000	4,000,000,000				999,000,000
Line of Credit, Expiration Date	Oct. 01, 2015				Oct. 01, 2015	Oct. 01, 2015				Oct. 01, 2015
Maximum Number of Extensions Per Year					1	1				1
Maximum Period Of Years Line Of Credit Can Extended					5 years	5 years				5 years
Additional Period In Days Added To Extension					90 days	90 days				90 days
Number Of Subsidiaries With Existing Committed Revolving Bank Credit Facility										1
Debt Instrument, Maximum Borrowing Capacity							2,000,000,000	2,000,000,000			4,000,000,000
Debt Instrument, Interest Rate, Stated Percentage												3.90%	5.15%	6.30%	5.80%
Debt Instrument, Maturity Date							Jun. 01, 2013	Jun. 01, 2013			Jun. 01, 2014	Nov. 15, 2021	Nov. 15, 2041	Nov. 01, 2011	May 01, 2014
Debt Instrument, Issuance Date							May 01, 2011	May 01, 2011			May 01, 2012	Nov. 01, 2011
Debt Instrument, Unused Borrowing Capacity, Amount							2,000,000,000	2,000,000,000			4,000,000,000
Issuance of long-term debt		997,000,000							989,000,000
Repayment of long-term debt	503,000,000	500,000,000	200,000,000											500,000,000
Increase In Discount or Premium Capitalized	0	3,000,000
Long-term Debt Carrying Value	7,675,000,000	8,150,000,000
Long-term Debt, Fair Value	9,043,000,000	9,215,000,000
Noncontrolling Interest, Ownership Percentage by Parent															100.00%
Amortization Of Debt Remaining Life In Years	18 years
Unsecured Debt												$ 600,000,000	$ 400,000,000